NET LOSS PER SHARE - Basic and diluted net loss per share computation (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss attributable to CASI Pharmaceuticals, Inc.	$ (26,960)	$ (41,014)	$ (36,654)
Denominator:
Weighted average number of common stock (in shares)	13,360,185	13,647,455	13,610,441
Denominator for basic and diluted net loss per share calculation	13,360,185	13,647,455	13,610,441
Net loss per share (basic) (in $ per share)	$ (2.02)	$ (3.01)	$ (2.69)
Net loss per share (diluted) (in $ per share)	$ (2.02)	$ (3.01)	$ (2.69)